Discontinued Operations - Additional Information (Detail) - USD ($) $ in Thousands			1 Months Ended	9 Months Ended	12 Months Ended
	Apr. 30, 2017	Aug. 17, 2015	Jul. 31, 2014	Oct. 31, 2014	Jan. 31, 2016	Jan. 31, 2015	Jan. 31, 2017	Aug. 16, 2015
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Contingent consideration receivable on sale of discontinued operation					$ 4,244		$ 4,244
Gain (loss) on sale of discontinued operations					7,803	$ (39,131)
Heavy Civil [Member]
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Sales price of discontinued operation	$ 10,100
Decrease in sales price due to share in profit	(2,300)
Estimated working capital adjustment	4,300
Sales price of discontinued operation after working capital adjustments	$ 3,500
Geoconstruction [Member]
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Sales price of discontinued operation		$ 42,300
Increase in sale price due to share in profit		$ 47,700
Contingent consideration receivable on sale of discontinued operation					4,200		$ 4,200
Geoconstruction [Member] | Other Assets [Member]
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Sale price held in escrow					1,500
Tecniwell [Member]
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Sales price of discontinued operation				$ 900
Disposed of Operation to Buyer				100.00%
Cash proceeds from sale agreement of discontinued operation				$ 500
Gain (loss) on sale of discontinued operations						(800)
Tecniwell [Member] | Alberto Battini [Member]
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Disposed of Operation to Buyer				50.00%
Tecniwell [Member] | Paolo Trubini [Member]
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Disposed of Operation to Buyer				50.00%
Costa Fortuna [Member]
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Sales price of discontinued operation			$ 4,400
Gain (loss) on sale of discontinued operations						$ (38,300)
Purchase price payable to Layne, beginning date			Dec. 31, 2015
Percentage of income before taxes of discontinued operation to determine payable to company			33.33%
Interest rate on accrued purchase price			2.50%
Due date of unpaid balance of purchase price			Jul. 31, 2024
Receivable written off					$ 3,200
Case Bencor Joint Venture Washington [Member]
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Ownership percentage owned prior to the completion of sale								65.00%
Case Bencor Joint Venture Iowa [Member]
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Ownership percentage owned prior to the completion of sale								50.00%